united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2015 (Unaudited)
Principal Amount ($)		Coupon Rate (%)	Maturity	Market Value
	U.S. GOVERNMENT AGENCIES - 86.4%
	FEDERAL HOME LOAN MORTGAGE CORP. - 23.3% (a)
$ 2,174,363	FHLMC Multifamily Structured Pass Through Certificates (b)	0.5013	11/25/2021	$ 2,178,993
1,274,607	FHLMC Multifamily Structured Pass Through Certificates (b)	0.5230	4/25/2019	1,274,960
6,123,000	FHLMC Multifamily Structured Pass Through Certificates	1.8690	11/25/2019	6,195,726
2,170,000	FHLMC Multifamily Structured Pass Through Certificates	2.1300	1/25/2019	2,225,712
545,000	FHLMC Multifamily Structured Pass Through Certificates	2.3230	10/25/2018	562,687
215,000	FHLMC Multifamily Structured Pass Through Certificates	2.4120	8/25/2018	222,522
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.6990	5/25/2018	521,557
1,085,000	FHLMC Multifamily Structured Pass Through Certificates	3.1540	2/25/2018	1,142,327
5,560,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.2500	4/25/2023	5,961,182
3,845,000	FHLMC Multifamily Structured Pass Through Certificates	3.3200	2/25/2023	4,141,096
538,000	FHLMC Multifamily Structured Pass Through Certificates (b)	3.9740	1/25/2021	595,822
1,038,000	FHLMC Multifamily Structured Pass Through Certificates	3.9890	6/25/2021	1,145,009
1,611,369	Freddie Mac Gold Pool	3.5000	5/1/2043	1,690,980
331,738	Freddie Mac Gold Pool	4.0000	2/1/2044	361,720
1,270,495	Freddie Mac Gold Pool	4.5000	5/1/2031	1,390,746
578,974	Freddie Mac Gold Pool	5.0000	5/1/2041	643,807
59,534	Freddie Mac Gold Pool	7.5000	6/1/2017	61,956
187,374	Freddie Mac Non Gold Pool (b)	2.1310	6/1/2037	198,227
200,883	Freddie Mac Non Gold Pool (b)	2.1450	6/1/2037	212,500
82,763	Freddie Mac Non Gold Pool (b)	2.2500	1/1/2023	85,177
812,294	Freddie Mac Non Gold Pool (b)	2.2530	1/1/2035	865,099
1,091,136	Freddie Mac Non Gold Pool (b)	2.2590	11/1/2036	1,163,696
644,428	Freddie Mac Non Gold Pool (b)	2.2730	9/1/2035	685,972
185,852	Freddie Mac Non Gold Pool (b)	2.2850	5/1/2037	187,413
264,501	Freddie Mac Non Gold Pool (b)	2.2900	4/1/2036	282,108
350,089	Freddie Mac Non Gold Pool (b)	2.3080	11/1/2038	373,981
3,672,827	Freddie Mac Non Gold Pool (b)	2.3450	8/1/2033	3,923,725
418,794	Freddie Mac Non Gold Pool (b)	2.3500	11/1/2033	448,182
6,850,431	Freddie Mac Non Gold Pool (b)	2.3760	9/1/2038	7,336,646
2,346,442	Freddie Mac Non Gold Pool (b)	2.3800	3/1/2037	2,510,733
550,683	Freddie Mac Non Gold Pool (b)	2.3880	4/1/2037	588,065
810,769	Freddie Mac Non Gold Pool (b)	2.3880	2/1/2036	866,966
235,397	Freddie Mac Non Gold Pool (b)	2.3930	9/1/2038	252,216
464,213	Freddie Mac Non Gold Pool (b)	2.4050	1/1/2035	497,015
740,190	Freddie Mac Non Gold Pool (b)	2.4170	6/1/2034	788,909
640,181	Freddie Mac Non Gold Pool (b)	2.4180	2/1/2036	685,935
671,315	Freddie Mac Non Gold Pool (b)	2.4270	1/1/2033	718,151
55,626	Freddie Mac Non Gold Pool (b)	2.4350	7/1/2024	58,210
641,108	Freddie Mac Non Gold Pool (b)	2.4470	3/1/2036	682,909
361,416	Freddie Mac Non Gold Pool (b)	2.4840	4/1/2037	387,331
776,609	Freddie Mac Non Gold Pool (b)	2.4880	2/1/2035	833,259
4,351,532	Freddie Mac Non Gold Pool (b)	2.5350	3/1/2038	4,689,930
1,210,552	Freddie Mac Non Gold Pool (b)	2.6250	5/1/2036	1,302,031
2,625,673	Freddie Mac Non Gold Pool (b)	2.6350	11/1/2036	2,821,996
289,684	Freddie Mac Non Gold Pool (b)	2.8050	3/1/2037	313,406
652,287	Freddie Mac Non Gold Pool (b)	2.9420	11/1/2038	694,896
502,195	Freddie Mac Non Gold Pool (b)	3.4940	9/1/2038	530,186
111,802	Freddie Mac Non Gold Pool (b)	5.3980	12/1/2037	119,127
245,073	Freddie Mac REMICS (b,c)	0.3245	4/15/2018	245,331
155,576	Freddie Mac REMICS (b,c)	0.3745	10/15/2017	155,809
138,538	Freddie Mac REMICS (b,c)	0.4145	5/15/2036	138,570
77,451	Freddie Mac REMICS (b,c)	0.5645	8/15/2035	77,612
384,209	Freddie Mac REMICS (b,c)	0.5745	11/15/2032	388,840
45,649	Freddie Mac REMICS (b,c)	0.5745	1/15/2033	46,124
36,787	Freddie Mac REMICS (b,c)	0.6745	3/15/2032	37,335
253,669	Freddie Mac REMICS (b,c)	0.9245	12/15/2032	259,742
86,985	Freddie Mac REMICS (b,c)	1.1245	12/15/2031	89,304
144,208	Freddie Mac REMICS (b,c)	1.1745	3/15/2032	148,922
9,102	Freddie Mac REMICS (c)	4.0000	10/15/2017	9,104
538,773	Freddie Mac REMICS (b,c)	4.0000	2/15/2020	562,252
3,282	Freddie Mac REMICS (c)	4.0000	9/15/2024	3,280
371,974	Freddie Mac REMICS (b,c)	4.0000	4/15/2041	396,906
591,427	Freddie Mac REMICS (c)	4.0828	6/15/2048	603,835
78,067	Freddie Mac REMICS (c)	4.2500	3/15/2034	82,595
1,150,567	Freddie Mac REMICS (c)	4.3214	12/15/2036	1,209,161
536,251	Freddie Mac REMICS (c)	4.5000	2/15/2020	563,241
213,040	Freddie Mac REMICS (c)	4.5000	10/15/2027	215,106
58,090	Freddie Mac REMICS (c)	4.5000	11/15/2028	59,411
191,514	Freddie Mac REMICS (c)	4.5000	8/15/2034	202,962
6,512	Freddie Mac REMICS (c)	4.5000	12/15/2036	6,508
170,941	Freddie Mac REMICS (c)	5.0000	2/15/2018	178,384
576,061	Freddie Mac REMICS (c)	5.0000	10/15/2019	610,059
2,189,098	Freddie Mac REMICS (c)	5.0000	12/15/2024	2,394,976
234,108	Freddie Mac REMICS (c)	5.0000	1/15/2026	257,593
112,000	Freddie Mac REMICS (c)	5.0000	10/15/2032	114,478
711,410	Freddie Mac REMICS (c)	5.0000	11/15/2032	720,407
1,490,000	Freddie Mac REMICS (c)	5.0000	9/15/2035	1,671,393
58,019	Freddie Mac REMICS (c)	5.5000	7/15/2033	61,735
1,162,624	Freddie Mac REMICS (c)	5.5000	11/15/2034	1,198,528
1,344,498	Freddie Mac REMICS (c)	5.5000	5/15/2035	1,513,966
3,425,676	Freddie Mac REMICS (c)	5.5000	2/15/2038	3,781,474
204,834	Freddie Mac REMICS (c)	6.0000	3/15/2029	227,693
523,117	Freddie Mac REMICS (c)	6.5000	12/15/2023	580,896
267,366	Freddie Mac REMICS (c)	6.5000	12/15/2028	306,715
				84,541,046
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.1% (a)
4,845,000	Fannie Mae TBA	3.0000	5/1/2045	4,941,805
4,000,000	Fannie Mae TBA	4.0000	5/1/2044	4,270,235
205,672	Fannie Mae Pool (b)	1.3280	4/1/2034	210,698
128,622	Fannie Mae Pool (b)	1.3280	9/1/2044	131,800
131,286	Fannie Mae Pool (b)	1.8100	2/1/2036	138,179
51,809	Fannie Mae Pool (b)	1.8470	2/1/2020	53,750
467,647	Fannie Mae Pool (b)	1.8850	8/1/2035	500,448
693,078	Fannie Mae Pool (b)	1.9150	1/1/2035	723,229
327,834	Fannie Mae Pool (b)	1.9220	7/1/2035	345,100
187,059	Fannie Mae Pool (b)	2.0000	7/1/2032	191,729
1,045,295	Fannie Mae Pool (b)	2.0200	2/1/2036	1,109,258
2,371,206	Fannie Mae Pool (b)	2.0220	9/1/2037	2,545,971
1,474,429	Fannie Mae Pool (b)	2.0970	4/1/2037	1,565,062
1,363,954	Fannie Mae Pool (b)	2.1480	7/1/2035	1,456,592
332,006	Fannie Mae Pool (b)	2.1580	8/1/2035	354,106
38,193	Fannie Mae Pool (b)	2.1800	1/1/2019	39,193
494,251	Fannie Mae Pool (b)	2.2030	9/1/2035	531,141
125,456	Fannie Mae Pool (b)	2.2500	5/1/2032	128,626
879,706	Fannie Mae Pool (b)	2.2500	10/1/2033	936,828
77,282	Fannie Mae Pool (b)	2.2580	3/1/2033	80,440
106,754	Fannie Mae Pool (b)	2.2640	5/1/2032	111,410
1,499,996	Fannie Mae Pool (b)	2.2680	4/1/2037	1,598,028
209,281	Fannie Mae Pool (b)	2.2700	9/1/2036	224,032
1,671,940	Fannie Mae Pool (b)	2.2880	11/1/2033	1,785,157
500,157	Fannie Mae Pool (b)	2.2950	9/1/2034	537,777
998,686	Fannie Mae Pool (b)	2.3100	1/1/2036	1,069,059
344,241	Fannie Mae Pool (b)	2.3100	12/1/2039	368,400
1,157,021	Fannie Mae Pool (b)	2.3480	7/1/2035	1,233,159
873,894	Fannie Mae Pool (b)	2.3480	8/1/2035	930,944
1,019,285	Fannie Mae Pool (b)	2.3480	8/1/2035	1,082,425
2,761,899	Fannie Mae Pool (b)	2.3540	10/1/2034	2,956,519
107,818	Fannie Mae Pool (b)	2.3590	7/1/2033	112,219
125,847	Fannie Mae Pool (b)	2.3620	6/1/2036	134,746
673,524	Fannie Mae Pool (b)	2.3670	4/1/2033	723,472
688,046	Fannie Mae Pool (b)	2.3670	9/1/2037	732,587
122,624	Fannie Mae Pool (b)	2.3800	5/1/2035	131,185
64,885	Fannie Mae Pool (b)	2.3840	8/1/2039	69,257
1,548,842	Fannie Mae Pool (b)	2.3900	10/1/2036	1,644,779
179,504	Fannie Mae Pool (b)	2.3930	1/1/2036	192,273
93,672	Fannie Mae Pool (b)	2.3950	5/1/2031	95,103
343,191	Fannie Mae Pool (b)	2.4050	6/1/2037	368,093
667,411	Fannie Mae Pool (b)	2.4120	6/1/2033	704,685
934,235	Fannie Mae Pool (b)	2.4120	10/1/2033	999,607
481,327	Fannie Mae Pool (b)	2.4230	4/1/2034	513,761
3,381,875	Fannie Mae Pool (b)	2.4240	3/1/2037	3,635,459
453,808	Fannie Mae Pool (b)	2.4320	7/1/2037	495,890
1,585,466	Fannie Mae Pool (b)	2.4380	1/1/2035	1,698,648
109,777	Fannie Mae Pool (b)	2.4440	11/1/2029	113,086
4,152,657	Fannie Mae Pool (b)	2.4500	3/1/2037	4,446,078
72,457	Fannie Mae Pool (b)	2.4940	2/1/2025	73,724
77,451	Fannie Mae Pool (b)	2.5580	1/1/2030	78,240
145,066	Fannie Mae Pool (b)	2.5580	8/1/2033	155,690
1,611,799	Fannie Mae Pool (b)	2.5580	7/1/2037	1,720,430
1,737,802	Fannie Mae Pool (b)	2.5750	10/1/2036	1,872,932
86,019	Fannie Mae Pool (b)	2.6250	9/1/2033	86,997
728,848	Fannie Mae Pool (b)	2.6510	8/1/2036	782,684
414,039	Fannie Mae Pool (b)	2.6670	5/1/2035	446,722
1,264,171	Fannie Mae Pool (b)	2.6880	1/1/2036	1,363,716
55,162	Fannie Mae Pool (b)	2.8940	7/1/2029	56,887
390,350	Fannie Mae Pool (b)	2.9730	6/1/2035	417,833
129,655	Fannie Mae Pool (b)	2.9760	11/1/2035	138,915
1,269,553	Fannie Mae Pool	3.0000	1/1/2043	1,299,280
3,206,392	Fannie Mae Pool	3.0000	3/1/2043	3,281,584
2,624,758	Fannie Mae Pool	3.0000	7/1/2043	2,688,667
575,643	Fannie Mae Pool	3.5000	7/1/2037	609,808
2,423,821	Fannie Mae Pool	3.5000	6/1/2042	2,567,814
1,805,548	Fannie Mae Pool	3.5000	7/1/2042	1,912,361
11,346,768	Fannie Mae Pool	3.5000	9/1/2042	12,022,513
2,630,312	Fannie Mae Pool	3.5000	9/1/2042	2,785,658
2,683,824	Fannie Mae Pool	3.5000	12/1/2042	2,843,451
1,887,967	Fannie Mae Pool	3.5000	4/1/2043	2,000,304
98,889	Fannie Mae Pool (b)	3.6080	2/1/2023	102,077
2,416,914	Fannie Mae Pool	4.0000	11/1/2042	2,637,404
912,652	Fannie Mae Pool	4.0000	4/1/2043	996,070
1,962,713	Fannie Mae Pool	4.0000	8/1/2043	2,099,455
468,930	Fannie Mae Pool (b)	4.6300	8/1/2038	500,546
323,715	Fannie Mae Pool	5.0000	7/1/2035	361,784
244,352	Fannie Mae Pool	5.0000	7/1/2037	272,952
177,634	Fannie Mae Pool	5.0000	6/1/2040	197,474
195,275	Fannie Mae Pool	5.0000	6/1/2040	218,639
705,784	Fannie Mae Pool (b)	5.4860	1/1/2038	735,984
373,659	Fannie Mae Pool	5.5000	11/1/2023	414,208
63,839	Fannie Mae Pool	5.5000	7/1/2037	71,846
480,182	Fannie Mae Pool	6.0000	4/1/2033	557,801
115,433	Fannie Mae REMICS (b,c)	0.3738	1/25/2037	115,475
47,032	Fannie Mae REMICS (b,c)	0.4265	11/17/2029	47,217
16,970	Fannie Mae REMICS (b,c)	0.4738	5/25/2033	17,017
29,117	Fannie Mae REMICS (b,c)	0.7238	4/25/2032	29,580
1,210,816	Fannie Mae REMICS (b,c)	0.7270	12/18/2030	1,228,672
830,507	Fannie Mae REMICS (b,c)	0.7270	12/18/2030	842,757
423,364	Fannie Mae REMICS (b,c)	0.7738	12/25/2032	429,471
94,670	Fannie Mae REMICS (b,c)	1.0738	5/25/2022	96,015
343,745	Fannie Mae REMICS (b,c)	1.1738	8/25/2031	353,072
485,407	Fannie Mae REMICS (b,c)	1.1738	6/25/2043	496,893
133,214	Fannie Mae REMICS (c)	3.5000	9/25/2036	134,881
469,783	Fannie Mae REMICS (b,c)	3.7089	8/25/2038	475,692
127,972	Fannie Mae REMICS (c)	4.0000	1/25/2019	133,155
6,233	Fannie Mae REMICS (c)	4.5000	11/25/2022	6,243
65,484	Fannie Mae REMICS (c)	5.0000	5/25/2023	70,300
23,511	Fannie Mae REMICS (c)	5.0000	7/25/2025	23,974
65,347	Fannie Mae REMICS (c)	5.0000	11/25/2032	71,185
61,126	Fannie Mae REMICS (c)	5.0000	8/25/2033	61,142
795,380	Fannie Mae REMICS (c)	5.0000	1/25/2034	828,836
178,329	Fannie Mae REMICS (c)	5.0000	4/25/2034	185,122
882,742	Fannie Mae REMICS (c)	5.5000	11/25/2025	971,488
149,398	Fannie Mae REMICS (c)	5.5000	1/25/2033	157,172
129,936	Fannie Mae REMICS (c)	5.5000	4/25/2035	143,006
102,009	Fannie Mae REMICS (c)	5.5000	11/25/2035	108,209
552,087	Fannie Mae REMICS (c)	6.0000	11/25/2032	621,443
484,679	Fannie Mae REMICS (b,c)	6.1422	5/25/2037	531,147
				105,513,642
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 34.0%
4,346,101	Ginnie Mae II pool (b)	0.9080	7/20/2062	4,376,013
1,673,118	Ginnie Mae II pool (b)	1.0360	6/20/2062	1,693,720
1,014,177	Ginnie Mae II pool (b)	1.3100	12/20/2061	1,033,135
667,137	Ginnie Mae II pool (b)	1.5700	6/20/2058	683,815
2,278,348	Ginnie Mae II pool (b)	2.0580	2/20/2063	2,417,289
340,053	Ginnie Mae II pool (b)	2.1830	2/20/2063	363,156
3,728,802	Ginnie Mae II pool (b)	2.2310	2/20/2063	3,982,936
4,172,372	Ginnie Mae II pool (b)	2.2800	1/20/2063	4,436,326
1,066,226	Ginnie Mae II pool (b)	2.3030	10/20/2062	1,144,858
2,071,060	Ginnie Mae II pool (b)	2.3270	1/20/2063	2,221,419
9,350,536	Ginnie Mae II pool (b)	2.3320	3/20/2063	10,040,526
1,657,276	Ginnie Mae II pool (b)	2.3330	2/20/2063	1,773,221
3,871,905	Ginnie Mae II pool (b)	2.4810	9/20/2062	4,192,566
1,643,430	Ginnie Mae II pool (b)	2.5460	2/20/2063	1,772,334
1,302,669	Ginnie Mae II pool	4.3120	2/20/2063	1,434,635
2,454,987	Ginnie Mae II pool	4.4660	12/20/2062	2,709,148
1,876,108	Ginnie Mae II pool	4.4790	2/20/2062	2,041,944
4,841,140	Ginnie Mae II pool	4.5050	4/20/2063	5,358,029
5,122,448	Ginnie Mae II pool	4.5210	12/20/2061	5,556,748
4,027,177	Ginnie Mae II pool	4.5240	7/20/2062	4,406,306
3,187,798	Ginnie Mae II pool	4.5320	12/20/2062	3,517,210
3,014,730	Ginnie Mae II pool	4.5460	11/20/2062	3,317,052
1,912,495	Ginnie Mae II pool	4.5580	8/20/2062	2,088,564
670,605	Ginnie Mae II pool	4.5600	3/20/2062	728,220
3,936,686	Ginnie Mae II pool	4.5830	7/20/2062	4,313,197
3,145,829	Ginnie Mae II pool	4.5830	11/20/2062	3,461,381
2,913,494	Ginnie Mae II pool	4.5880	10/20/2062	3,197,987
1,267,017	Ginnie Mae II pool	4.6040	6/20/2062	1,386,343
476,539	Ginnie Mae II pool	4.6390	3/20/2062	518,960
1,986,734	Ginnie Mae II pool	4.6500	1/20/2061	2,127,019
2,489,554	Ginnie Mae II pool	4.7000	8/20/2061	2,688,488
493,636	Ginnie Mae II pool	4.7430	1/20/2061	527,118
1,156,545	Ginnie Mae II pool	4.8080	8/20/2062	1,255,481
1,826,311	Ginnie Mae II pool	4.8100	2/20/2061	1,968,554
379,194	Ginnie Mae II pool	4.8260	6/20/2061	423,182
2,687,542	Ginnie Mae II pool	4.8510	5/20/2062	2,897,733
931,010	Ginnie Mae II pool	4.9090	6/20/2062	1,005,715
815,253	Ginnie Mae II pool	4.9170	2/20/2062	879,728
760,746	Government National Mortgage Association (b,c)	0.4245	12/16/2028	761,568
5,330,682	Government National Mortgage Association (b,c)	0.4713	4/20/2061	5,328,429
3,441,416	Government National Mortgage Association (b,c)	0.6713	10/20/2062	3,454,826
3,536,812	Government National Mortgage Association (b,c)	0.6713	12/20/2062	3,550,645
1,619,846	Government National Mortgage Association (b,c)	0.6713	7/20/2064	1,616,341
1,145,946	Government National Mortgage Association (b,c)	0.6713	7/20/2064	1,145,984
2,809,149	Government National Mortgage Association (b,c)	0.8200	4/20/2063	2,852,475
3,332,941	Government National Mortgage Association (b)	4.6053	6/20/2064	3,928,094
111,683	Government National Mortgage Association (b)	4.9306	3/16/2046	120,994
154,599	Government National Mortgage Association (b)	5.3638	11/16/2045	169,653
710,825	Government National Mortgage Association (c)	6.5000	4/20/2029	842,549
1,107,579	Government National Mortgage Association (b,c)	7.2173	7/20/2032	1,266,129
				122,977,743
	TOTAL U.S GOVERNMENT AGENCIES (Cost - $310,959,315)			313,032,431

	U.S. TREASURY - 11.1%
5,000,000	United States Treasury Note (b)	0.0800	1/31/2016	4,999,735
6,300,000	United States Treasury Note (b)	0.0880	10/31/2016	6,298,028
12,915,000	United States Treasury Note (b)	0.1040	4/30/2016	12,916,795
11,000,000	United States Treasury Note (b)	0.1050	7/31/2016	10,999,626
4,965,000	United States Treasury Note	0.3750	2/15/2016	4,970,432
	TOTAL U.S. TREASURY NOTES (Cost - $40,177,565)			40,184,616

	TOTAL INVESTMENTS - 97.5% (Cost - $351,136,880) (d)			$ 353,217,047
	OTHER ASSETS LESS LIABILITIES - NET - 2.5%			9,110,268
	TOTAL NET ASSETS - 100.0%			$ 362,327,315

TBA	To be announced security.
(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal
	National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security - interest rate subject to periodic change.
(c)	Collateralized mortgage obligation (CMO).
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $351,136,880 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:		$ 4,839,605
		Unrealized Depreciation:		(2,759,409)
		Net Unrealized Appreciation:		$ 2,080,196

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP)

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2015 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$ -	$ 313,032,431	$ -	$ 313,032,431
U.S. Tresury Notes	-	40,184,616	-	40,184,616
Total	$ -	$ 353,217,047	$ -	$ 353,217,047
The Fund did not hold any Level 3 securities during the period.
There were no transfers between levels during the current period presented. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/28/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 05/28/2015